DEBENTURE LIABILITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Statement [Line Items]
Debenture Liability 1	$ 2,139,900
Debenture Liability 2	2,106,371
Debenture Liability 3	3,302,000
Debenture Liability 4	$ 3,302,000
Debenture Liability 5 | shares	4,700,000
Debenture Liability 6	$ 3,102,000
Debenture Liability 7	$ 200,000